Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Ifrs Statement [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Calliditas Therapeutics AB
Entity File Number	001-38097
Entity Incorporation, State or Country Code	V7
Entity Address, Address Line One	Kungsbron 1
Entity Address, Address Line Two	D5 SE-111 22 Stockholm
Entity Address, Country	SE
Contact Personnel Email Address	renee.lucander@calliditas.com
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	49,941,584
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Entity Central Index Key	0001795579
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Document Period End Date	Dec. 31, 2020
Amendment Description	Amendment No. 1
Amendment Flag	true
American Depositary Shares, Each Representing Two Common Shares, Quota Value SEK 0.04 Per Share
Ifrs Statement [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing two common shares, quota value SEK 0.04 per share
Trading Symbol	CALT
Security Exchange Name	NASDAQ
Common shares, quota value SEK 0.04 per share
Ifrs Statement [Line Items]
Title of 12(b) Security	Common shares, quota value SEK 0.04 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Ifrs Statement [Line Items]
Entity Address, Address Line One	Kungsbron 1
Entity Address, Address Line Two	D5 SE-111 22 Stockholm
Entity Address, Country	SE
Contact Personnel Name	Renée Aguiar-Lucander
City Area Code	+46 (0)
Local Phone Number	8 411 3005